UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Westport Advisers LLC
Address:     253 Riverside Avenue
             Westport, CT  06880

Form 13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
Title:    Managing Director
Phone:    203-227-3601

Signature, Place, and Date of Signing:

     /s/ Ronald H. Oliver        Westport, Connecticut        November 7, 2008

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total (x$1,000):  $871,335

List of Included Managers:

         Andrew J. Knuth      Westport Advisers, LLC
         Edmund H. Nicklin    Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
AAR Corp.                            COM        000361105      4,068     245,208   SH        Sole               245,208
Abbott Laboratories                  COM        002824100      3,167      55,000   SH        Sole                55,000
Air Prods & Chem                     COM        009158106      2,055      30,000   SH        Sole                30,000
American Eagle Outfitters, Inc       COM        02553E106        610      40,000   SH        Sole                40,000
Amphenol Corp.                       COM        032095101      3,452      86,000   SH        Sole                86,000
Anadarko Petroleum Corp.             COM        032511107      4,002      82,500   SH        Sole                82,500
Arbitron, Inc.                       COM        03875Q108     30,289     677,753   SH        Sole               677,753
Arthur J. Gallagher & Company        COM        363576109     12,922     503,600   SH        Sole               503,600
Baldor Electric Company              COM        057741100     25,540     886,502   SH        Sole               886,502
BankUnited Financial Corp. - C       COM        06652B103        827   1,088,700   SH        Sole             1,088,700
Big Lots, Inc.                       COM        089302103     36,542   1,313,056   SH        Sole             1,313,056
Brown & Brown, Inc.                  COM        115236101     13,340     617,038   SH        Sole               617,038
CA, Inc.                             COM        12673P105      3,393     170,000   SH        Sole               170,000
CACI International, Inc.             COM        127190304     11,067     220,900   SH        Sole               220,900
CVS/Caremark Corp.                   COM        126650100     22,216     660,000   SH        Sole               660,000
Charles River Laboratories Int       COM        159864107     38,943     701,300   SH        Sole               701,300
Checkpoint Systems, Inc.             COM        162825103     12,922     686,600   SH        Sole               686,600
Chicago Bridge & Iron Company        COM        167250109      1,405      73,000   SH        Sole                73,000
Cox Radio, Inc. - Class A            COM        224051102      4,576     433,334   SH        Sole               433,334
Cullen/Frost Bankers, Inc.           COM        229899109      1,800      30,000   SH        Sole                30,000
Darden Restaurants, Inc.             COM        237194105     21,020     734,200   SH        Sole               734,200
DeVry, Inc.                          COM        251893103     63,163   1,275,000   SH        Sole             1,275,000
Del Monte Foods Company              COM        24522P103     18,331   2,350,154   SH        Sole             2,350,154
Diebold, Inc.                        COM        253651103      1,606      48,500   SH        Sole                48,500
Downey Financial Corp.               COM        261018105        336     120,000   SH        Sole               120,000
Dr. Pepper Snapple Group, Inc.       COM        26138E109      3,641     137,500   SH        Sole               137,500
EMS Technologies, Inc.               COM        26873N108      5,636     252,613   SH        Sole               252,613
EOG Resources, Inc.                  COM        26875P101      5,591      62,500   SH        Sole                62,500
Emmis Communications Corp.           COM        291525103        150     154,153   SH        Sole               154,153
Energy Partners Ltd                  COM        29270U105      6,456     744,637   SH        Sole               744,637
FEI Company                          COM        30241L109        286      12,000   SH        Sole                12,000
FMC Corp.                            COM        302491303      3,340      65,000   SH        Sole                65,000
Fairchild Semiconductor Corp.        COM        303726103      3,111     350,000   SH        Sole               350,000
FedEx Corp.                          COM        31428X106      2,766      35,000   SH        Sole                35,000
Forest Oil Corp.                     COM        346091705     35,864     723,058   SH        Sole               723,058
Forestar Real Estate Group, In       COM        346233109      3,527     239,096   SH        Sole               239,096
Genentech Inc.                       COM        368710406      3,547      40,000   SH        Sole                40,000
General Communication, Inc. -        COM        369385109      6,847     739,450   SH        Sole               739,450
Helmerich & Payne, Inc.              COM        423452101      1,341      31,060   SH        Sole                31,060
Hilb, Rogal & Hobbs Company          COM        431294107     43,253     925,400   SH        Sole               925,400
IMS Health, Inc.                     COM        449934108     10,204     539,598   SH        Sole               539,598
IShares Russell Midcap Index         COM        464287499      1,602      19,500   SH        Sole                19,500
IShares S&P Midcap 400               COM        464287507      1,447      20,000   SH        Sole                20,000
ITT Educational Services, Inc.       COM        45068B109     48,222     596,000   SH        Sole               596,000
International Rectifier Corp.        COM        460254105      1,284      67,500   SH        Sole                67,500
Interpublic Group of Companies       COM        460690100        775     100,000   SH        Sole               100,000
John Wiley & Sons, Inc.              COM        968223206     21,856     540,330   SH        Sole               540,330
KBR, Inc.                            COM        48242W106      5,735     375,586   SH        Sole               375,586
Kinetic Concepts, Inc.               COM        49460W208      4,431     155,000   SH        Sole               155,000
Laboratory Corporation of Amer       COM        50540R409      3,649      52,500   SH        Sole                52,500
Orient Express Hotels Ltd. - C       COM        G67743107     13,974     579,100   SH        Sole               579,100
Pall Corp.                           COM        696429307      2,837      82,500   SH        Sole                82,500
Parametric Technology Corp.          COM        699173209      1,334      72,500   SH        Sole                72,500
Perot Systems Corp. - Class A        COM        714265105     16,049     925,000   SH        Sole               925,000
Plains Exploration & Productio       COM        726505100     30,693     872,950   SH        Sole               872,950
Praxair, Inc.                        COM        74005P104      3,587      50,000   SH        Sole                50,000
Precision Castparts Corp.            COM        740189105     56,210     713,500   SH        Sole               713,500
QLogic Corp.                         COM        747277101     10,417     678,209   SH        Sole               678,209
Rogers Corp.                         COM        775133101      6,094     164,800   SH        Sole               164,800
Ruby Tuesday, Inc.                   COM        781182100      5,154     890,200   SH        Sole               890,200
Saks, Inc.                           COM        79377w108      8,442     912,600   SH        Sole               912,600
St. Joe Company (The)                COM        790148100      8,842     226,193   SH        Sole               226,193
State Street Corp.                   COM        857477103        427       7,500   SH        Sole                 7,500
Sterling Financial Corp.             COM        859319105      3,987     275,000   SH        Sole               275,000
Stone Energy Corp.                   COM        861642106     13,503     319,000   SH        Sole               319,000
SunTrust Banks, Inc.                 COM        867914103        450      10,000   SH        Sole                10,000
Synopsys, Inc.                       COM        871607107     26,962   1,351,492   SH        Sole             1,351,492
Teradata Corporation                 COM        88076W103        862      44,200   SH        Sole                44,200
Texas Instruments, Inc.              COM        882508104      1,399      65,064   SH        Sole                65,064
The South Financial Group, Inc       COM        837841105      4,843     660,700   SH        Sole               660,700
Thermo Fisher Scientific Inc.        COM        883556102     33,055     601,000   SH        Sole               601,000
Universal Health Services, Inc       COM        913903100     55,201     985,200   SH        Sole               985,200
WSFS Financial Corp.                 COM        929328102      2,123      35,382   SH        Sole                35,382
The South Financial Corp.            Conv Pref  837841204      2,102       1,922   SH        Sole                 1,922
The South Financial Corp.            Conv Pref  837841303        632         578   SH        Sole                   578
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